Discontinued operations - Summary of Fair Value Measurement of Assets Relating to Discontinued Operations (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets Relating to Discontinued Operations [Line Items]
Carrying amount of transferred financial assets	€ 2,190	[1]	€ 3,083
Fair value of non-cash collateral received	74	[1]	1,102
Net exposure	(301)	[1]	(190)
Non-cash collateral that can be sold or repledged in the absence of default	0	[1]	€ 1,004
Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Assets Relating to Discontinued Operations [Line Items]
Carrying amount of transferred financial assets	696
Fair value of non-cash collateral received	719
Net exposure	(23)
Non-cash collateral that can be sold or repledged in the absence of default	€ 719

[1]	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.